Offerings	May 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	5,888,091
Proposed Maximum Offering Price per Unit	13.05
Maximum Aggregate Offering Price	$ 76,839,587.55
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,611.55
Offering Note	All securities being registered herein will be issued by US Elemental Inc., a Delaware corporation (“US Elemental”), in connection with the Business Combination described in the registration statement and proxy statement/prospectus included therein. Capitalized terms used but not defined herein have the meanings ascribed to them in the proxy statement/prospectus.

Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents an aggregate of up to 5,888,091 shares of US Elemental Common Stock that may be issued in connection with the Business Combination, including up to (i) 46,529 shares of US Elemental Common Stock that may be issued in exchange for CSTA Public Shares, and (ii) 5,841,562 shares of US Elemental Common Stock to be issued in exchange for Founder Shares.

Calculated in accordance with Rule 457(f)(1) and Rule 457(c) under the Securities Act, based on the average of the high and low prices of the CSTA Class A Ordinary Shares as reported on the OTC Pink Market on May 28, 2026 (such date being within five business days of the date that this registration statement was first filed with the SEC).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	53,290,760
Maximum Aggregate Offering Price	$ 1,776.36
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.25
Offering Note	All securities being registered herein will be issued by US Elemental Inc., a Delaware corporation (“US Elemental”), in connection with the Business Combination described in the registration statement and proxy statement/prospectus included therein. Capitalized terms used but not defined herein have the meanings ascribed to them in the proxy statement/prospectus.

Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents shares of US Elemental Common Stock that may be issued in connection with the Business Combination in exchange for shares of HiTech Common Stock.

HiTech is a private company, and no market exists for its securities. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) under the Securities Act, the proposed maximum offering price is one-third of the par value of such securities expected to be exchanged in connection with the Business Combination described herein.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants
Amount Registered | shares	31,209,146
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	All securities being registered herein will be issued by US Elemental Inc., a Delaware corporation (“US Elemental”), in connection with the Business Combination described in the registration statement and proxy statement/prospectus included therein. Capitalized terms used but not defined herein have the meanings ascribed to them in the proxy statement/prospectus.

Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents up to 31,209,146 US Elemental Warrants that may be issued in connection with the Business Combination, including up to (i) 10,333,333 CSTA Public Warrants, (ii) 5,466,667 CSTA Private Placement Warrants, and (iii) 15,409,146 US Elemental Loan Warrants.

Because the shares of US Elemental Common Stock underlying the securities are registered hereby, no separate registration fee is required with respect to the securities registered hereby.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	31,209,146
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 358,905,179.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 49,564.81
Offering Note	All securities being registered herein will be issued by US Elemental Inc., a Delaware corporation (“US Elemental”), in connection with the Business Combination described in the registration statement and proxy statement/prospectus included therein. Capitalized terms used but not defined herein have the meanings ascribed to them in the proxy statement/prospectus.

Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(i) under the Securities Act. The proposed maximum aggregate offering price is based on the $11.50 exercise price of the Warrants.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Stock
Amount Registered | shares	1,550
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	All securities being registered herein will be issued by US Elemental Inc., a Delaware corporation (“US Elemental”), in connection with the Business Combination described in the registration statement and proxy statement/prospectus included therein. Capitalized terms used but not defined herein have the meanings ascribed to them in the proxy statement/prospectus.

Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents 1,550 shares of US Elemental Preferred Stock to be issued in connection with the Business Combination in exchange for shares of HiTech Series A Preferred Stock.

Calculated in accordance with Rule 457(f)(2) and Rule 457(i) under the Securities Act. US Elemental is a private company and no market exists for its equity securities. Therefore, the proposed maximum offering price is one-third of such securities expected to be exchanged in connection with the Business Combination described herein. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations (“C&DI 240.06”), the registration fee with respect to the shares of US Elemental Preferred Stock has been allocated to the US Elemental Common Stock issuable upon conversion of the US Elemtnal Preferred Stock and included in the registration fee paid in respect of such shares of US Elemental Common Stock.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	347,200
Maximum Aggregate Offering Price	$ 11.57
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	All securities being registered herein will be issued by US Elemental Inc., a Delaware corporation (“US Elemental”), in connection with the Business Combination described in the registration statement and proxy statement/prospectus included therein. Capitalized terms used but not defined herein have the meanings ascribed to them in the proxy statement/prospectus.

Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents the number of shares of US Elemental Common Stock issuable upon conversion of the HiTech Series A Preferred Stock described in note (5), assuming solely for this purpose, a conversion price of $5.00 per share of US Elemental Common Stock, which amount represents a good-faith estimate of the maximum amount of shares of US Elemental Common Stock that may become issuable upon conversion of such shares of HiTech Series A Preferred Stock. Each share of HiTech Series A Preferred Stock is convertible into a number of shares of US Elemental Common Stock equal to the Accrued Value divided by the conversion price then in effect, subject to adjustment.

Calculated in accordance with Rule 457(f)(2) and Rule 457(i) under the Securities Act. As stated in note (2), US Elemental is a private company and no market exists for its equity securities. Therefore, the proposed maximum offering price is one-third of such securities expected to be exchanged in connection with the Business Combination described herein. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations (“C&DI 240.06”), the registration fee with respect to the shares of HiTech Series A Preferred Stock has been allocated to the US Elemental Common Stock issuable upon conversion of the HiTech Series A Preferred Stock and included in the registration fee paid in respect of such shares of US Elemental Common Stock.

Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants
Amount Registered | shares	347,200
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	All securities being registered herein will be issued by US Elemental Inc., a Delaware corporation (“US Elemental”), in connection with the Business Combination described in the registration statement and proxy statement/prospectus included therein. Capitalized terms used but not defined herein have the meanings ascribed to them in the proxy statement/prospectus.

Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents US Elemental Warrants to purchase up to 1,550 shares of US Elemental Common Stock to be issued in connection with the Business Combination to holders of shares of HiTech Series A Preferred Stock. Each whole US Elemental Warrant will entitle the warrant holder to purchase one share of US Elemental Common Stock at a price of $11.50 per share.

Because the shares of US Elemental Common Stock underlying the securities are registered hereby, no separate registration fee is required with respect to the securities registered hereby.

Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	347,200
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 3,992,800.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 551.41
Offering Note	All securities being registered herein will be issued by US Elemental Inc., a Delaware corporation (“US Elemental”), in connection with the Business Combination described in the registration statement and proxy statement/prospectus included therein. Capitalized terms used but not defined herein have the meanings ascribed to them in the proxy statement/prospectus.

Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents the number of shares of US Elemental Common Stock issuable upon exercise of the US Elemental Warrants described in note (7) (assuming, solely for this purpose, a $5.00 exercise price), which amount represents a good-faith estimate of the maximum amount of shares of US Elemental Common Stock that may become issuable upon exercise of such US Elemental Warrants.

Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(i) under the Securities Act. The proposed maximum aggregate offering price is based on the $11.50 exercise price of the Warrants.